November 21, 2007	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement for The 787 Fund, Inc. (File No. 811-22041)

Dear Sir or Madam:

On behalf of The 787 Fund, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the Company anticipated to be held on January 24, 2008 (the “Meeting”). The Proxy Statement consists of a letter from the President of the Company, the Notice of the Meeting, the Proxy Statement and a Form of Proxy.

We anticipate that definitive proxy materials will be mailed to shareholders on or about November 30, 2007.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

Mark C. Amorosi

Enclosure

cc:	Patricia Louie
Enterprise Capital Management, Inc.